Advantage Funds, Inc. (the "Registrant")

-Dreyfus Global Real Return Fund (the “Fund”)

Incorporated herein by reference is the above-referenced Fund's As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 6, 2016 (SEC Accession No. 0000914775-16-000184).